UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Bond Index Fund

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2015

Rating	Percentage of Fund Investments
A1	2.80%
A2	3.41
A3	3.92
Aa1	1.24
Aa2	1.96
Aa3	0.56
Aaa	69.90
Ba1	0.14
Baa1	5.25
Baa2	4.80
Baa3	1.73
Not Rated	1.03
Short Term Investments	3.26
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$988.10	$0.30*

Hypothetical (5% return before expenses)	$1,000.00	$1,007.66	$0.70*

Initial Class
Actual	$1,000.00	$997.60	$2.50**

Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.53**

Class L
Actual	$1,000.00	$996.70	$3.69**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.74**

*Expenses are equal to the Fund’s annualized expense ratio of 0.15% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Initial Class shares and 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 1.71%
$1,051,386	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1
	3.85%, 01/14/2029	$1,093,849
1,000,000	Avis Budget Rental Car Funding AESOP LLC(a) Series 2011-3A, Class A
	3.41%, 11/20/2017	1,027,122
1,550,000	CAL Funding II Ltd(a) Series 2013-1A, Class A
	3.35%, 03/27/2028	1,551,065
892,381	Honda Auto Receivables Owner Trust Series 2013-4, Class A3
	0.69%, 09/18/2017	891,737
2,000,000	Madison Avenue Trust(a) Series 2013-650M, Class A
	3.84%, 10/12/2032	2,118,120
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
	2.92%, 02/15/2047	4,122,660
	Morgan Stanley Capital I Trust(b)
1,941,129	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,034,555
1,228,550	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,234,109
38,858	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	38,865
1,289,070	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1, Class A1
	3.35%, 11/15/2043	1,321,026
	WFRBS Commercial Mortgage Trust
1,000,000	Series 2013-C11, Class A2 2.03%, 03/15/2045	1,010,176
1,885,000	Series 2013-C11, Class A3 2.70%, 03/15/2045	1,909,567
930,000	Series 2013-C17, Class A2 2.92%, 12/15/2046	960,650

		19,313,501

U.S. Government Agency — 0.59%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
1,620,000	Series K715, Class A2 2.86%, 01/25/2021	1,677,865
2,364,316	Series K036, Class A1 2.78%, 04/25/2023	2,443,762
498,810	Series K045, Class A1 2.49%, 11/25/2024	504,563

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2014-M10, Class ASQ2
	2.17%, 09/25/2019	$2,030,682

		6,656,872

TOTAL ASSET-BACKED SECURITIES — 2.30% (Cost $25,783,638)		$25,970,373

CORPORATE BONDS AND NOTES
Basic Materials — 1.39%
1,000,000	Anglo American Capital PLC(a)
	4.13%, 04/15/2021	1,000,460
1,000,000	Eastman Chemical Co
	3.80%, 03/15/2025	998,233
2,000,000	EI du Pont de Nemours & Co
	4.90%, 01/15/2041	2,116,454
1,000,000	FMC Corp
	5.20%, 12/15/2019	1,094,884
2,000,000	Freeport-McMoRan Copper & Gold Inc
	2.38%, 03/15/2018	1,984,690
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	526,274
500,000	6.00%, 11/15/2041	485,573
2,000,000	International Paper Co
	3.65%, 06/15/2024	1,971,216
1,000,000	Lubrizol Corp
	6.50%, 10/01/2034	1,268,236
2,000,000	Plum Creek Timberlands LP
	3.25%, 03/15/2023	1,926,966
1,000,000	Reliance Steel & Aluminum Co
	4.50%, 04/15/2023	983,747
500,000	Rio Tinto Finance USA Ltd
	7.13%, 07/15/2028	633,328
500,000	Teck Resources Ltd
	4.50%, 01/15/2021	479,972
250,000	Vale Overseas Ltd(c)
	4.63%, 09/15/2020	262,720

		15,732,753

Communications — 2.68%
	21st Century Fox America Inc
1,000,000	8.50%, 02/23/2025	1,332,437
1,000,000	6.65%, 11/15/2037	1,216,930
1,000,000	America Movil SAB de CV
	5.00%, 03/30/2020	1,106,950
	AT&T Inc
500,000	6.15%, 09/15/2034	550,858
1,000,000	5.35%, 09/01/2040	984,517
1,000,000	CBS Corp
	3.70%, 08/15/2024	977,147
	Comcast Corp
1,000,000	4.25%, 01/15/2033	976,612
1,000,000	4.65%, 07/15/2042	1,002,530

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	$1,138,614
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	703,464
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	1.75%, 01/15/2018	996,417
1,000,000	eBay Inc(c)
	2.20%, 08/01/2019	995,873
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	984,181
3,300,000	3.50%, 03/01/2023	3,112,458
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	511,759
1,000,000	Rogers Communications Inc
	4.10%, 10/01/2023	1,028,023
2,000,000	SES GLOBAL Americas Holdings GP(a)
	2.50%, 03/25/2019	1,992,786
1,098,000	Sky PLC(a)
	9.50%, 11/15/2018	1,340,233
1,000,000	Thomson Reuters Corp
	1.65%, 09/29/2017	999,673
	Time Warner Inc
1,000,000	4.75%, 03/29/2021	1,081,011
1,000,000	5.35%, 12/15/2043	1,024,607
	Verizon Communications Inc
1,000,000	4.15%, 03/15/2024	1,026,412
1,000,000	6.40%, 09/15/2033	1,145,940
1,000,000	4.27%, 01/15/2036(a)	902,069
1,000,000	6.55%, 09/15/2043	1,169,754
1,000,000	Viacom Inc
	3.88%, 04/01/2024	979,148
1,000,000	Walt Disney Co
	4.13%, 12/01/2041	982,051

		30,262,454

Consumer, Cyclical — 1.60%
2,631,978	CVS Pass Through Trust
	6.04%, 12/10/2028	2,995,383
1,000,000	Daimler Finance North America LLC(a)(c)
	2.25%, 09/03/2019	993,039
	Ford Motor Credit Co LLC
1,000,000	1.70%, 05/09/2016	1,001,303
1,000,000	1.72%, 12/06/2017	994,808
2,000,000	Harley-Davidson Financial Services Inc(a)
	2.40%, 09/15/2019	2,020,988
1,000,000	Home Depot Inc
	4.40%, 03/15/2045	998,559
1,000,000	Hyundai Capital Services Inc(a)
	3.50%, 09/13/2017	1,035,441
	Johnson Controls Inc
1,000,000	3.63%, 07/02/2024	1,001,777
1,000,000	4.63%, 07/02/2044	954,183
	Mattel Inc
1,000,000	1.70%, 03/15/2018	995,050

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$500,000	4.35%, 10/01/2020	$534,048
1,000,000	O’Reilly Automotive Inc
	4.63%, 09/15/2021	1,098,766
937,053	US Airways 2013-1 Class A Pass Through Trust
	3.95%, 11/15/2025	941,738
1,000,000	Volkswagen Group of America Finance LLC(a)
	1.25%, 05/23/2017	1,001,160
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	623,726
1,000,000	4.00%, 04/11/2043	954,182

		18,144,151

Consumer, Non-cyclical — 3.60%
	AbbVie Inc
1,000,000	1.75%, 11/06/2017	1,002,621
2,000,000	3.60%, 05/14/2025	1,976,790
2,000,000	Actavis Funding SCS
	3.45%, 03/15/2022	1,981,056
500,000	Alberto-Culver LLC
	5.15%, 06/01/2020	562,975
1,000,000	Amgen Inc
	6.90%, 06/01/2038	1,251,997
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033	585,677
1,500,000	Archer-Daniels-Midland Co
	4.02%, 04/16/2043	1,411,893
1,000,000	Becton Dickinson & Co
	1.80%, 12/15/2017	1,000,122
	Campbell Soup Co
1,500,000	2.50%, 08/02/2022	1,427,445
1,000,000	3.30%, 03/19/2025	979,478
1,000,000	Cardinal Health Inc
	1.95%, 06/15/2018	1,001,682
1,000,000	Coca-Cola Refreshments USA Inc
	7.00%, 10/01/2026	1,303,048
1,000,000	Constellation Brands Inc
	7.25%, 05/15/2017	1,090,025
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,016,053
1,000,000	Diageo Capital PLC
	2.63%, 04/29/2023	953,053
1,000,000	Eli Lilly & Co
	3.70%, 03/01/2045	907,203
1,000,000	HJ Heinz Co(a)
	3.95%, 07/15/2025	1,005,545
750,000	Ingredion Inc
	4.63%, 11/01/2020	803,509
2,000,000	JM Smucker Co(a)
	1.75%, 03/15/2018	1,998,626
1,000,000	Johnson & Johnson
	4.38%, 12/05/2033	1,059,676
1,000,000	Laboratory Corp of America Holdings
	2.50%, 11/01/2018	1,008,387
1,000,000	McKesson Corp
	3.80%, 03/15/2024	1,011,499

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$1,000,000	Merck & Co Inc
	3.70%, 02/10/2045	$893,368
2,000,000	Mondelez International Inc
	2.25%, 02/01/2019	2,003,226
1,000,000	Moody’s Corp
	4.50%, 09/01/2022	1,065,177
1,000,000	PepsiCo Inc
	4.00%, 03/05/2042	938,513
1,000,000	Quest Diagnostics Inc
	2.70%, 04/01/2019	1,008,260
1,000,000	Roche Holdings Inc(a)
	2.25%, 09/30/2019	1,006,852
1,000,000	Sysco Corp
	3.00%, 10/02/2021	1,010,000
1,000,000	Total System Services Inc
	2.38%, 06/01/2018	997,179
2,000,000	WM Wrigley Jr Co(a)
	1.40%, 10/21/2016	2,005,118
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,234,151
1,000,000	5.95%, 04/01/2037	1,192,908
2,000,000	Zimmer Holdings Inc
	1.45%, 04/01/2017	2,000,676

		40,693,788

Energy — 3.39%
1,000,000	BG Energy Capital PLC(a)
	4.00%, 10/15/2021	1,060,856
	BP Capital Markets PLC
1,000,000	2.24%, 09/26/2018	1,014,490
1,000,000	3.81%, 02/10/2024	1,018,159
	Cameron International Corp
1,000,000	1.15%, 12/15/2016	994,167
1,000,000	1.40%, 06/15/2017	993,464
1,000,000	5.95%, 06/01/2041	1,044,205
1,000,000	Canadian Oil Sands Ltd(a)
	4.50%, 04/01/2022	930,311
1,000,000	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP(a)
	1.70%, 05/01/2018	999,010
1,000,000	ConocoPhillips Co
	5.90%, 10/15/2032	1,154,564
	Continental Resources Inc
1,000,000	7.13%, 04/01/2021	1,062,500
1,000,000	4.50%, 04/15/2023	964,209
1,000,000	Ensco PLC(c)
	4.50%, 10/01/2024	955,357
	Enterprise Products Operating LLC
2,000,000	1.65%, 05/07/2018	1,998,004
2,000,000	8.38%, 08/01/2066(b)	2,095,000
500,000	EQT Corp
	8.13%, 06/01/2019	585,266
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020	554,763
1,250,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	1,304,835

Principal Amount		Fair Value

Energy — (continued)
$1,000,000	Halliburton Co
	3.50%, 08/01/2023	$1,010,154
1,000,000	Husky Energy Inc
	4.00%, 04/15/2024	984,569
1,825,600	Kern River Funding Corp(a)
	4.89%, 04/30/2018	1,949,299
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020	549,762
500,000	Northwest Pipeline LLC
	7.13%, 12/01/2025	614,338
1,000,000	Petro-Canada
	6.80%, 05/15/2038	1,262,118
1,000,000	Phillips 66
	4.65%, 11/15/2034	978,282
1,000,000	Plains All American Pipeline LP / PAA Finance Corp
	3.60%, 11/01/2024	965,204
1,000,000	Schlumberger Norge AS(a)
	1.25%, 08/01/2017	998,271
2,000,000	Shell International Finance BV(c)
	2.13%, 05/11/2020	1,995,706
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,662,299
1,000,000	2.45%, 01/17/2023	963,727
1,000,000	Tennessee Gas Pipeline Co LLC
	7.00%, 10/15/2028	1,177,118
1,745,000	TransCanada PipeLines Ltd
	3.75%, 10/16/2023	1,767,777
1,000,000	Transcontinental Gas Pipe Line Co LLC
	6.05%, 06/15/2018	1,110,830
500,000	Transocean Inc(c)
	6.00%, 03/15/2018	505,000
	Valero Energy Corp
500,000	6.13%, 06/15/2017	543,444
500,000	7.50%, 04/15/2032	608,370

		38,375,428

Financial — 8.98%
1,000,000	Air Lease Corp
	2.13%, 01/15/2018	990,000
804,347	ALEX Alpha LLC
	1.62%, 08/15/2024	787,757
1,000,000	American Express Co
	8.15%, 03/19/2038	1,414,437
1,000,000	American Express Credit Corp
	2.25%, 08/15/2019	1,001,684
	Bank of America Corp
1,000,000	6.50%, 08/01/2016	1,054,874
1,000,000	3.88%, 03/22/2017	1,039,678
500,000	5.75%, 12/01/2017	544,690
1,000,000	2.00%, 01/11/2018	1,003,277
1,000,000	1.75%, 06/05/2018	997,849
1,000,000	2.60%, 01/15/2019	1,010,890
1,000,000	3.30%, 01/11/2023	984,837
500,000	5.88%, 02/07/2042	576,632
1,000,000	Bank of Montreal
	1.40%, 04/10/2018	993,917

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
	Bank of New York Mellon Corp
$1,000,000	2.30%, 09/11/2019	$999,326
2,000,000	3.65%, 02/04/2024	2,053,516
	Bank of Nova Scotia
1,000,000	1.30%, 07/21/2017	1,000,205
1,000,000	1.70%, 06/11/2018	1,000,390
500,000	Barclays Bank PLC
	5.00%, 09/22/2016	523,297
2,385,794	BGS CTL Pass Through Trust(d)
	6.36%, 06/15/2033	2,849,322
2,482,002	Caledonia Generating LLC(a)
	1.95%, 02/28/2022	2,468,350
1,000,000	Capital One Financial Corp
	4.75%, 07/15/2021	1,092,278
	Citigroup Inc
1,000,000	1.30%, 04/01/2016	1,002,360
1,000,000	4.45%, 01/10/2017	1,044,760
500,000	6.13%, 11/21/2017	549,986
1,000,000	8.50%, 05/22/2019	1,219,697
122,000	5.38%, 08/09/2020	136,399
500,000	6.63%, 01/15/2028	617,932
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	3.38%, 01/19/2017	1,032,930
2,477,771	Durrah MSN 35603
	1.68%, 01/22/2025	2,423,305
1,000,000	Fifth Third Bancorp
	3.50%, 03/15/2022	1,017,092
	General Electric Capital Corp
1,000,000	4.63%, 01/07/2021	1,101,003
1,000,000	6.75%, 03/15/2032	1,298,250
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,055,072
2,500,000	6.15%, 04/01/2018	2,779,700
1,000,000	3.50%, 01/23/2025	969,794
1,000,000	6.25%, 02/01/2041	1,183,546
2,000,000	Goodman Funding Property Ltd(a)
	6.38%, 04/15/2021	2,295,170
4,000,000	Grain Spectrum Funding LLC(a)
	4.00%, 10/10/2018	4,052,904
1,000,000	HSBC Finance Corp
	5.50%, 01/19/2016	1,024,259
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,102,743
1,000,000	6.10%, 01/14/2042	1,210,387
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,202,992
1,000,000	2.75%, 06/23/2020	1,001,066
1,000,000	4.35%, 08/15/2021	1,070,391
1,000,000	3.20%, 01/25/2023	980,783
1,000,000	5.50%, 10/15/2040	1,121,767
	KFW
1,000,000	4.88%, 01/17/2017	1,064,305
1,000,000	4.38%, 03/15/2018	1,087,444
2,000,000	1.50%, 04/20/2020	1,973,556
500,000	2.75%, 09/08/2020	521,809
2,000,000	2.00%, 10/04/2022	1,966,892
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017	515,863

Principal Amount		Fair Value

Financial — (continued)
$1,000,000	Legg Mason Inc
	2.70%, 07/15/2019	$1,009,080
500,000	Lincoln National Corp
	6.25%, 02/15/2020	578,529
1,000,000	Markel Corp
	3.63%, 03/30/2023	985,593
2,310,000	Massachusetts Mutual Life Insurance Co(a)
	8.88%, 06/01/2039	3,462,311
1,045,000	Metropolitan Life Global Funding I(a)
	3.65%, 06/14/2018	1,106,071
	Morgan Stanley
1,500,000	6.63%, 04/01/2018	1,683,084
500,000	5.63%, 09/23/2019	560,297
1,000,000	3.70%, 10/23/2024	995,951
1,000,000	National Australia Bank Ltd(a)
	2.40%, 12/09/2019	1,004,946
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039	656,169
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015	501,805
1,000,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020	1,129,790
2,000,000	Pricoa Global Funding I(a)
	1.60%, 05/29/2018	1,989,534
500,000	Protective Life Corp
	8.45%, 10/15/2039	698,754
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,042,432
1,000,000	2.15%, 03/15/2019(c)	1,006,646
2,421,971	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	2,348,406
250,000	Susa Partnership LP
	7.50%, 12/01/2027	325,705
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	626,076
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	997,907
2,000,000	2.13%, 07/02/2019	2,007,498
1,000,000	UBS AG
	4.88%, 08/04/2020	1,105,959
1,613,722	Union 13 Leasing LLC
	1.68%, 12/19/2024	1,577,112
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,627,584
1,000,000	3.00%, 03/15/2022	1,008,321
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,022,840
1,000,000	2.13%, 04/22/2019	1,003,927
1,000,000	3.00%, 01/22/2021	1,016,297
500,000	5.38%, 02/07/2035	563,295
1,000,000	3.90%, 05/01/2045	899,953

		101,553,235

Industrial — 2.37%
1,000,000	Amphenol Corp
	4.00%, 02/01/2022	1,031,494

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$2,000,000	Arrow Electronics Inc
	3.00%, 03/01/2018	$2,031,610
2,000,000	BAE Systems Finance Inc(a)
	7.50%, 07/01/2027	2,631,816
750,000	Brambles USA Inc(a)
	5.35%, 04/01/2020	828,055
654,544	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	710,891
1,000,000	Burlington Northern Santa Fe LLC
	5.15%, 09/01/2043	1,075,117
1,000,000	Canadian National Railway Co
	3.50%, 11/15/2042	867,159
1,000,000	Caterpillar Inc
	5.20%, 05/27/2041	1,106,621
1,000,000	Cummins Inc
	4.88%, 10/01/2043	1,063,390
594,971	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	652,981
872,433	Federal Express Corp 2012 Pass Through Trust(a)
	2.63%, 01/15/2018	880,956
1,000,000	Illinois Tool Works Inc
	6.25%, 04/01/2019	1,146,819
500,000	Kennametal Inc
	3.88%, 02/15/2022	501,641
500,000	Lennox International Inc
	4.90%, 05/15/2017	519,729
1,000,000	Lockheed Martin Corp
	3.80%, 03/01/2045	891,461
1,000,000	Molex Electronic Technologies LLC(a)
	2.88%, 04/15/2020	984,652
1,000,000	Parker-Hannifin Corp
	4.20%, 11/21/2034	996,883
	Siemens Financieringsmaatschappij NV(a)
1,000,000	2.15%, 05/27/2020	987,530
1,000,000	4.40%, 05/27/2045	987,923
1,000,000	Smiths Group PLC(a)
	3.63%, 10/12/2022	974,571
2,000,000	Snap-on Inc
	6.13%, 09/01/2021	2,372,076
921,682	Union Pacific Railroad Co 2006 Pass Through Trust
	5.87%, 07/02/2030	1,070,050
399,426	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	469,713
	United Technologies Corp
1,000,000	1.78%, 05/04/2018(e)	1,003,075
1,000,000	4.50%, 06/01/2042	1,015,895

		26,802,108

Technology — 0.61%
1,000,000	Apple Inc
	2.40%, 05/03/2023	956,621

Principal Amount		Fair Value

Technology — (continued)
$500,000	Computer Sciences Corp
	6.50%, 03/15/2018	$552,333
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	503,931
1,000,000	International Business Machines Corp
	4.00%, 06/20/2042	901,623
2,000,000	Maxim Integrated Products Inc
	2.50%, 11/15/2018	2,015,674
1,000,000	Oracle Corp
	4.30%, 07/08/2034	986,143
1,000,000	QUALCOMM Inc
	2.25%, 05/20/2020	994,878

		6,911,203

Utilities — 1.74%
1,000,000	Atmos Energy Corp
	5.50%, 06/15/2041	1,177,477
1,000,000	Commonwealth Edison Co
	5.90%, 03/15/2036	1,191,156
1,000,000	Connecticut Light & Power Co
	4.15%, 06/01/2045	957,239
1,000,000	Duke Energy Carolinas LLC
	3.75%, 06/01/2045	911,940
1,000,000	Duke Energy Florida Inc
	5.65%, 04/01/2040	1,179,906
1,250,000	Electricite de France SA(a)
	6.95%, 01/26/2039	1,621,729
885,600	Elm Road Generating Station Supercritical LLC(a)
	4.67%, 01/19/2031	959,293
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	1,002,446
500,000	5.40%, 11/01/2024	576,191
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	574,278
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019	581,310
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	1,634,920
500,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	552,549
1,000,000	Oncor Electric Delivery Co LLC
	7.50%, 09/01/2038	1,406,157
1,000,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	1,202,211
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	547,383
63,000	PNPP II Funding Corp
	8.83%, 05/30/2016	64,698
1,000,000	Public Service Electric & Gas Co
	4.05%, 05/01/2045	954,391
500,000	Southwestern Electric Power Co
	6.45%, 01/15/2019	568,747
1,000,000	Texas-New Mexico Power Co(a)
	9.50%, 04/01/2019	1,240,145

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Utilities — (continued)
$500,000	Union Electric Co
	8.45%, 03/15/2039	$800,845

		19,705,011

TOTAL CORPORATE BONDS AND NOTES — 26.36% (Cost $296,603,907)		$298,180,131

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond(c)
1,500,000	6.00%, 01/17/2017	1,601,250
1,500,000	4.88%, 01/22/2021	1,567,500
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	1,003,600
1,000,000	1.63%, 02/27/2019	1,009,098
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,054,303
2,000,000	5.13%, 05/30/2017	2,162,928
1,000,000	1.00%, 06/15/2018	994,746
1,000,000	1.75%, 06/17/2019	1,007,973
1,000,000	2.88%, 09/15/2020(c)	1,048,983
1,000,000	2.13%, 10/15/2021	998,475
	Inter-American Development Bank
2,000,000	1.13%, 03/15/2017	2,015,102
1,000,000	1.75%, 10/15/2019	1,007,386
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017	2,017,526
1,000,000	7.63%, 01/19/2023	1,369,300
1,000,000	Israel Government AID Bond
	5.50%, 12/04/2023	1,213,470
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,598,250
1,000,000	5.95%, 03/19/2019(c)	1,121,500
500,000	5.13%, 01/15/2020	551,250
1,000,000	3.50%, 01/21/2021(c)	1,020,000
1,500,000	6.75%, 09/27/2034	1,882,500
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,014,155
1,000,000	2.65%, 09/22/2021	1,028,676
1,000,000	7.25%, 09/01/2036	1,496,826
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,988,045
1,000,000	4.40%, 04/14/2020(c)	1,111,999
2,000,000	3.20%, 05/16/2024(c)	2,079,572

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.18% (Cost $35,529,034)		$35,964,413

Principal Amount		Fair Value

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.18%
$2,007,339	JP Morgan Mortgage Trust(a)(b) Series 2014-5, Class A1
	3.00%, 10/25/2029	$2,045,761

U.S. Government Agency — 28.36%
5,000,000	Federal Farm Credit Banks Funding Corp
	4.88%, 01/17/2017	5,323,495
	Federal Home Loan Mortgage Corp
40,921	5.00%, 12/01/2017	42,726
45,563	5.50%, 02/01/2018	47,585
39,654	5.00%, 04/01/2018	41,403
89,604	5.00%, 08/01/2018	93,568
48,792	5.00%, 09/01/2018	50,949
215,944	4.50%, 04/01/2020	226,270
61,710	5.00%, 12/01/2020	65,803
86,821	4.00%, 01/01/2021	91,104
76,820	5.00%, 04/01/2021	83,063
33,887	5.00%, 05/01/2021	36,560
50,987	5.50%, 05/01/2021	55,614
98,830	5.50%, 06/01/2022	107,921
1,447,809	2.50%, 11/01/2022	1,483,373
22,934	5.00%, 03/01/2023	24,927
271,510	5.00%, 09/01/2024	301,614
536,319	4.50%, 10/01/2024	573,556
172,214	4.00%, 02/01/2025	182,162
1,317,651	4.00%, 05/01/2026	1,403,923
481,914	3.50%, 08/01/2026	509,595
21,788	7.50%, 05/01/2027	26,167
1,823,627	3.00%, 09/01/2027	1,891,157
3,358,034	3.00%, 02/01/2029	3,483,860
20,519	6.50%, 04/01/2029	23,500
2,937,010	2.50%, 02/01/2030	2,973,875
3,290	7.50%, 08/01/2030	3,876
862,966	3.50%, 04/01/2032	900,805
212,312	6.50%, 11/01/2032	243,153
269,541	5.50%, 06/01/2033	303,580
118,908	4.50%, 08/01/2033	128,911
52,017	5.00%, 02/01/2034	58,266
1,359,525	4.00%, 06/01/2034	1,452,348
47,686	5.00%, 07/01/2034	52,434
243,231	5.00%, 09/01/2035	268,964
70,481	6.00%, 03/01/2036	80,304
39,096	6.00%, 04/01/2036	44,208
263,922	5.00%, 06/01/2036	292,025
1,507,352	6.50%, 10/01/2036	1,812,844
512,197	5.50%, 10/01/2037	575,271
57,326	5.50%, 11/01/2037	64,183
68,887	5.50%, 12/01/2037	77,113
363,225	4.50%, 06/01/2039	393,280
432,524	5.00%, 12/01/2039	479,417
1,060,364	5.00%, 02/01/2040	1,177,589
858,455	5.00%, 05/01/2040	951,058
313,119	4.50%, 07/01/2040	338,798
531,957	5.00%, 08/01/2040	590,195
768,797	4.00%, 10/01/2040	815,602

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$773,949	4.00%, 11/01/2040	$821,379
3,083,566	4.00%, 02/01/2041	3,278,583
3,800,506	4.50%, 03/01/2041	4,103,585
605,560	4.00%, 04/01/2041	642,407
664,783	4.50%, 06/01/2041	717,394
928,484	4.50%, 07/01/2041	1,005,335
1,531,362	3.50%, 11/01/2041	1,579,172
1,264,620	3.50%, 02/01/2042	1,303,901
1,501,525	3.50%, 03/01/2042	1,548,432
954,159	4.00%, 03/01/2042	1,012,980
1,090,652	3.50%, 07/01/2042	1,124,655
1,773,938	3.50%, 08/01/2042	1,829,167
1,640,784	3.00%, 09/01/2042	1,625,955
1,505,720	3.50%, 11/01/2042	1,552,528
4,101,329	3.00%, 12/01/2042	4,090,086
875,995	3.50%, 03/01/2043	903,901
1,267,046	3.50%, 05/01/2043	1,306,377
3,654,287	3.00%, 09/01/2043	3,642,125
1,188,316	4.50%, 09/01/2043	1,283,454
873,949	4.00%, 10/01/2043	926,298
2,537,782	4.00%, 11/01/2043	2,698,677
586,562	4.50%, 11/01/2043	637,431
2,150,649	4.00%, 12/01/2043	2,275,120
1,791,959	4.00%, 01/01/2044	1,902,308
1,757,611	4.00%, 05/01/2044	1,862,423
2,368,211	4.00%, 09/01/2044	2,506,198
2,682,161	3.50%, 11/01/2044	2,766,701
3,919,942	3.50%, 03/01/2045	4,039,452
1,195,777	3.00%, 04/01/2045	1,189,951
2,980,711	3.50%, 04/01/2045	3,074,009
2,742,118	4.00%, 04/01/2045	2,911,003
1,496,086	3.00%, 05/01/2045	1,488,797
	Federal National Mortgage Association
1,500,000	3.50%, TBA	1,545,820
27,388	6.00%, 07/01/2017	28,363
3,500,000	0.88%, 12/20/2017	3,496,916
28,740	5.00%, 06/01/2018	30,085
72,063	4.00%, 04/01/2019	75,549
29,585	5.00%, 10/01/2020	31,731
22,143	8.00%, 11/01/2022	24,270
591,163	4.50%, 05/01/2024	633,073
217,107	4.00%, 02/01/2025	229,871
2,678,165	3.50%, 12/01/2025	2,831,190
786,971	4.00%, 01/01/2026	841,252
1,118,560	3.50%, 02/01/2026	1,182,787
996,871	3.00%, 12/01/2026	1,035,226
1,980,478	3.00%, 02/01/2027	2,056,847
2,373,421	3.00%, 04/01/2027	2,464,852
2,120,631	2.50%, 09/01/2027	2,155,764
2,685,568	2.50%, 02/01/2028	2,735,160
4,008,179	2.50%, 06/01/2028	4,082,006
103,045	6.00%, 01/01/2029	119,111
3,388,654	3.00%, 03/01/2029	3,517,682
1,022,460	3.50%, 05/01/2029	1,078,755
1,821,360	3.00%, 08/01/2029	1,888,275
500,000	2.50%, 06/01/2030	506,536
829,276	4.00%, 09/01/2030	885,229
145,181	8.00%, 10/01/2030	169,231
2,067,092	3.50%, 01/01/2031	2,157,054

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,325,578	4.50%, 08/01/2031	$2,531,981
738,618	3.50%, 01/01/2032	772,108
131,420	6.50%, 06/01/2032	150,924
75,123	7.00%, 07/01/2032	86,885
153,596	6.50%, 08/01/2032	176,392
965,881	5.50%, 03/01/2033	1,089,387
119,111	5.50%, 05/01/2033	135,842
127,286	5.00%, 09/01/2033	141,085
102,039	5.50%, 01/01/2034	114,951
819,543	4.00%, 02/01/2034	877,604
2,208,088	3.00%, 03/01/2034	2,251,108
428,142	5.50%, 03/01/2034	480,263
526,329	5.50%, 05/01/2034	591,881
153,323	5.50%, 02/01/2035	172,925
300,469	6.00%, 02/01/2035	343,529
1,284,727	3.00%, 03/01/2035	1,309,503
2,650,482	4.00%, 05/01/2035	2,812,993
38,278	5.00%, 07/01/2035	42,306
343,460	5.00%, 09/01/2035	379,928
398,205	5.00%, 10/01/2035	440,404
150,532	6.00%, 10/01/2035	171,810
315,339	5.50%, 11/01/2035	354,842
47,443	6.00%, 11/01/2035	53,814
93,492	6.00%, 12/01/2035	107,404
1,491,591	5.50%, 03/01/2036	1,676,183
132,698	5.50%, 04/01/2036	148,773
645,403	6.00%, 04/01/2036	733,820
374,864	5.50%, 05/01/2036	421,392
1,175,585	6.00%, 06/01/2036	1,338,316
54,670	6.50%, 08/01/2036	62,898
283,996	5.50%, 10/01/2036	320,405
238,756	5.50%, 11/01/2036	267,943
2,279,290	6.00%, 12/01/2036	2,585,670
165,624	5.00%, 07/01/2037	183,736
938,350	5.50%, 08/01/2037	1,056,524
1,428,753	5.50%, 01/01/2038	1,602,412
757,959	6.00%, 03/01/2038	862,270
356,627	5.50%, 07/01/2038	404,173
199,318	6.00%, 05/01/2039	228,153
1,542,835	4.50%, 08/01/2039	1,683,948
1,741,400	5.00%, 08/01/2039	1,940,063
1,214,995	5.00%, 12/01/2039	1,366,679
2,969,407	3.50%, 02/01/2040	3,071,614
978,380	4.50%, 03/01/2040	1,064,780
814,024	4.50%, 06/01/2040	881,577
1,056,399	5.00%, 06/01/2040	1,177,188
557,945	4.50%, 08/01/2040	607,088
1,640,123	4.50%, 09/01/2040	1,785,130
1,968,292	4.50%, 11/01/2040	2,139,705
741,651	5.00%, 11/01/2040	825,166
548,816	5.00%, 01/01/2041	620,046
4,146,020	4.00%, 02/01/2041	4,416,583
5,208,035	4.50%, 03/01/2041	5,650,904
798,056	4.50%, 10/01/2041	871,547
755,428	4.00%, 11/01/2041	803,867
2,832,920	3.50%, 12/01/2041	2,928,230
1,940,647	4.00%, 12/01/2041	2,069,169
1,432,303	4.00%, 01/01/2042	1,527,240
1,590,441	4.50%, 01/01/2042	1,720,228
750,478	3.50%, 08/01/2042	775,804

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$8,306,667	3.00%, 09/01/2042	$8,320,384
1,702,807	3.50%, 09/01/2042	1,733,053
2,389,463	3.50%, 11/01/2042	2,470,072
5,240,626	3.00%, 12/01/2042	5,248,669
2,995,928	3.50%, 01/01/2043	3,096,923
2,796,374	3.00%, 02/01/2043	2,794,927
8,017,653	3.00%, 03/01/2043	7,988,282
1,420,774	3.00%, 04/01/2043	1,422,240
5,313,799	3.50%, 05/01/2043	5,491,428
219,066	4.00%, 06/01/2043	233,577
728,374	4.00%, 07/01/2043	775,949
4,371,741	3.00%, 08/01/2043	4,373,244
3,508,069	3.50%, 08/01/2043	3,622,373
887,855	3.00%, 09/01/2043	889,321
770,464	3.50%, 09/01/2043	784,105
781,609	4.00%, 09/01/2043	832,663
3,095,561	4.00%, 10/01/2043	3,304,415
2,973,628	4.00%, 12/01/2043	3,167,880
2,850,040	5.00%, 01/01/2044	3,150,520
2,832,185	3.00%, 02/01/2044	2,834,217
2,307,165	3.50%, 06/01/2044	2,385,465
1,909,591	3.50%, 08/01/2044	1,974,483
2,866,511	4.00%, 08/01/2044	3,062,154
3,814,397	3.50%, 10/01/2044	3,944,136
3,691,922	4.00%, 10/01/2044	3,920,590
2,890,340	4.00%, 11/01/2044	3,077,497
3,607,378	4.50%, 11/01/2044	3,902,017
948,673	4.00%, 12/01/2044	1,010,397
2,878,894	4.50%, 01/01/2045	3,122,266
1,481,546	3.50%, 02/01/2045	1,531,939
4,117,326	3.50%, 04/01/2045	4,249,750
1,000,000	4.00%, 06/01/2045	1,063,523
	Government National Mortgage Association
3,977	9.00%, 01/15/2017	4,128
71,910	5.00%, 09/15/2018	76,087
6,485	9.00%, 04/15/2021	6,957
21,152	7.00%, 07/15/2025	24,318
14,567	7.50%, 12/15/2025	16,310
364,967	3.50%, 02/15/2026	386,670
290,183	4.00%, 04/20/2026	306,927
3,188,248	2.50%, 04/15/2027	3,269,107
1,954,175	3.00%, 06/20/2027	2,043,110
477,259	5.00%, 11/15/2033	532,532
94,580	5.50%, 12/15/2035	107,679
133,347	5.00%, 12/20/2035	148,689
235,123	6.00%, 01/20/2036	269,195
306,829	5.50%, 02/20/2036	349,518
120,283	5.50%, 04/15/2037	136,730
1,745,838	5.00%, 06/15/2039	1,966,572
1,228,632	4.50%, 01/20/2040	1,340,631
1,804,730	4.00%, 05/20/2040	1,933,792
904,212	4.00%, 07/15/2040	963,274
656,691	4.50%, 07/20/2040	716,557
316,503	5.50%, 07/20/2040	360,005
587,370	4.50%, 09/20/2040	640,917
1,782,439	4.00%, 10/15/2040	1,915,746
901,720	4.00%, 09/15/2041	963,048
192,112	4.50%, 12/20/2041	209,627
2,830,835	3.50%, 06/15/2042	2,940,820

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,943,787	3.50%, 06/20/2042	$3,064,310
3,507,021	3.50%, 08/15/2042	3,643,120
1,556,412	3.00%, 10/15/2042	1,576,490
1,967,758	3.00%, 02/15/2043	1,993,142

		320,793,973

TOTAL MORTGAGE-BACKED SECURITIES— 28.54% (Cost $321,095,397)		$322,839,734

MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue
	3.83%, 05/15/2028	2,061,160
2,000,000	Energy Northwest
	2.81%, 07/01/2024	1,961,720
2,500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	3,054,825
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,110,710
1,000,000	State of Texas
	5.52%, 04/01/2039	1,245,670
2,000,000	University of North Carolina at Chapel Hill
	3.85%, 12/01/2034	2,015,280

TOTAL MUNICIPAL BONDS AND NOTES — 1.01% (Cost $11,458,423)		$11,449,365

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,250,000	4.75%, 12/16/2016	1,324,329
500,000	3.38%, 06/12/2020	538,464
3,500,000	2.63%, 12/10/2021(c)	3,612,682
2,600,000	5.75%, 06/12/2026	3,272,233
	Federal Home Loan Mortgage Corp
1,250,000	5.50%, 07/18/2016	1,315,911
500,000	2.38%, 01/13/2022	506,235
2,700,000	Federal National Mortgage Association(c)
	5.00%, 05/11/2017	2,913,748
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	683,991
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,688,638
1,260,000	7.13%, 05/01/2030	1,795,179

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.56% (Cost $17,338,363)		$17,651,410

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,200,000	0.63%, 07/15/2016	6,216,951
5,000,000	0.50%, 07/31/2016	5,007,420
3,800,000	3.25%, 07/31/2016(c)	3,917,264

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$4,800,000	4.88%, 08/15/2016	$5,040,749
4,500,000	0.50%, 08/31/2016	4,506,327
3,000,000	1.00%, 08/31/2016	3,021,564
3,000,000	0.88%, 09/15/2016	3,017,343
3,900,000	1.00%, 10/31/2016	3,929,554
6,600,000	3.13%, 10/31/2016	6,835,640
5,600,000	0.88%, 11/30/2016	5,632,810
5,000,000	0.88%, 12/31/2016(f)	5,029,295
5,700,000	3.25%, 12/31/2016	5,935,570
6,500,000	0.88%, 01/31/2017	6,536,055
5,000,000	0.50%, 02/28/2017	4,996,875
4,500,000	0.88%, 02/28/2017	4,524,259
5,800,000	0.50%, 03/31/2017(c)	5,794,107
8,200,000	0.50%, 04/30/2017	8,186,544
7,500,000	0.88%, 04/30/2017	7,538,085
5,000,000	0.63%, 05/31/2017	4,999,220
4,275,000	2.75%, 05/31/2017	4,449,005
5,100,000	2.50%, 06/30/2017	5,288,460
4,300,000	2.38%, 07/31/2017	4,449,494
4,200,000	4.75%, 08/15/2017	4,559,953
6,750,000	1.88%, 08/31/2017	6,919,276
3,500,000	1.88%, 09/30/2017	3,588,592
2,200,000	0.75%, 10/31/2017	2,198,110
3,500,000	1.88%, 10/31/2017	3,588,869
3,000,000	1.00%, 12/15/2017	3,012,891
4,000,000	0.75%, 12/31/2017	3,991,564
5,750,000	0.75%, 03/31/2018	5,720,801
4,600,000	0.75%, 04/15/2018(c)	4,575,924
10,500,000	0.63%, 04/30/2018	10,405,668
4,100,000	2.63%, 04/30/2018	4,292,507
3,550,000	2.38%, 06/30/2018	3,692,277
6,350,000	1.50%, 08/31/2018	6,432,848
3,000,000	1.25%, 10/31/2018	3,010,314
6,300,000	1.25%, 11/30/2018	6,315,750
5,400,000	1.38%, 12/31/2018	5,430,796
5,500,000	1.25%, 01/31/2019	5,501,716
3,000,000	1.38%, 02/28/2019	3,010,548
3,000,000	1.50%, 02/28/2019	3,025,314
5,500,000	1.25%, 04/30/2019	5,487,537
3,500,000	3.13%, 05/15/2019	3,734,882
3,500,000	1.13%, 05/31/2019	3,471,563
5,500,000	1.00%, 06/30/2019	5,421,366
3,550,000	1.00%, 08/31/2019	3,488,429
2,000,000	1.75%, 09/30/2019	2,024,062
4,100,000	1.25%, 10/31/2019	4,063,166
2,000,000	1.50%, 11/30/2019	2,000,312
5,000,000	1.25%, 01/31/2020	4,932,810
3,870,000	3.63%, 02/15/2020	4,226,462
4,000,000	1.38%, 03/31/2020	3,960,624
3,800,000	1.13%, 04/30/2020	3,712,718
4,175,000	3.50%, 05/15/2020	4,540,638
4,000,000	1.38%, 05/31/2020	3,952,500
3,900,000	2.63%, 08/15/2020	4,078,242
5,300,000	2.63%, 11/15/2020	5,535,601
4,800,000	2.13%, 01/31/2021	4,879,498
2,000,000	2.00%, 02/28/2021	2,017,812
3,800,000	3.13%, 05/15/2021	4,064,514
4,750,000	8.13%, 05/15/2021	6,411,759
5,000,000	2.00%, 05/31/2021	5,031,640
1,700,000	2.13%, 08/15/2021	1,719,125

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$5,500,000	2.00%, 11/15/2021	$5,509,883
2,650,000	8.00%, 11/15/2021	3,617,250
5,000,000	1.75%, 03/31/2022	4,909,375
5,700,000	1.63%, 08/15/2022	5,525,437
3,650,000	7.25%, 08/15/2022	4,926,646
5,000,000	1.63%, 11/15/2022	4,833,205
4,000,000	1.75%, 05/15/2023	3,869,064
5,000,000	2.50%, 08/15/2023	5,107,810
5,300,000	6.25%, 08/15/2023	6,917,740
4,500,000	2.38%, 08/15/2024	4,524,259
3,750,000	2.25%, 11/15/2024	3,727,148
3,500,000	2.00%, 02/15/2025	3,400,467
4,800,000	6.88%, 08/15/2025	6,793,498
2,600,000	5.38%, 02/15/2031(c)	3,495,172
3,200,000	4.75%, 02/15/2037	4,146,250
2,600,000	4.38%, 02/15/2038	3,197,189
2,750,000	4.50%, 05/15/2038	3,437,929
3,500,000	3.50%, 02/15/2039	3,772,891
3,775,000	4.38%, 05/15/2040	4,648,263
3,150,000	3.88%, 08/15/2040	3,597,398
4,500,000	3.13%, 11/15/2041	4,530,586
3,000,000	2.75%, 08/15/2042	2,791,173
3,000,000	3.13%, 02/15/2043	3,004,218
3,000,000	2.88%, 05/15/2043	2,858,907
3,000,000	3.75%, 11/15/2043	3,374,532
4,300,000	3.63%, 02/15/2044	4,727,648
3,500,000	3.38%, 05/15/2044	3,676,369
3,800,000	3.13%, 08/15/2044	3,806,236
3,250,000	3.00%, 11/15/2044	3,179,160
4,500,000	2.50%, 02/15/2045	3,960,360

TOTAL U.S. TREASURY BONDS AND NOTES — 37.02% (Cost $417,225,612)		$418,747,632

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.49%
5,571,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2015	5,571,000

Repurchase Agreements — 2.88%
7,724,838	Undivided interest of 20.31% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $7,724,838 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (g)	7,724,838

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$7,724,838	Undivided interest of 62.45% in a repurchase agreement (principal amount/value $12,368,916 with a maturity value of $12,368,950) with RBC Capital Markets Corp, 0.10%, dated 6/30/15 to be repurchased at $7,724,838 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.38% - 6.50%, 3/1/19 - 2/20/65, with a value of $12,616,294. (g)	$7,724,838

1,625,984	Undivided interest of 8.38% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $1,625,984 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (g)	1,625,984

7,724,837	Undivided interest of 9.06% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $7,724,837 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 -1/15/37, with a value of $86,800,807. (g)	7,724,837

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$7,724,837	Undivided interest of 9.06% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $7,724,837 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (g)	$7,724,837

		32,525,334

TOTAL SHORT TERM INVESTMENTS — 3.37% (Cost $38,096,334)		$38,096,334

TOTAL INVESTMENTS — 103.34% (Cost $1,163,130,708)		$1,168,899,392

OTHER ASSETS & LIABILITIES, NET — (3.34)%		$(37,799,272)

TOTAL NET ASSETS — 100.00%		$1,131,100,120

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $68,468,756 and $69,572,808, respectively, representing 6.15% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.
(c)	All or a portion of the security is on loan at June 30, 2015.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2015. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security has been segregated to cover TBA commitments.
(g)	Collateral received for securities on loan.
TBA	To Be Announced

At June 30, 2015, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 - 12/09/2013	$2,517,564	$2,849,322	0.25%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Bond Index Fund

ASSETS:
Investments in securities, fair value (including $31,723,089 of securities on loan)(a)	$1,136,374,058
Repurchase agreements, fair value(b)	32,525,334
Cash	349,179
Subscriptions receivable	1,040,422
Receivable for investments sold	1,928,307
Interest receivable	6,854,690

Total Assets	1,179,071,990

LIABILITIES:
Payable to investment adviser	149,420
Payable for administrative services fees	107,178
Due to brokers (TBAs)	1,551,349
Payable upon return of securities loaned	32,525,334
Redemptions payable	6,961,643
Payable for investments purchased	6,673,634
Payable for distribution fees	3,312

Total Liabilities	47,971,870

NET ASSETS	$1,131,100,120

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,605,949
Paid-in capital in excess of par	1,109,292,197
Net unrealized appreciation	5,768,684
Undistributed net investment income	1,028,499
Accumulated net realized gain	4,404,791

NET ASSETS	$1,131,100,120

NET ASSETS BY CLASS
Initial Class	$328,955,198

Class L	$15,995,574

Institutional Class	$786,149,348

CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	24,305,055
Class L	1,769,213
Institutional Class	79,985,224

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.53

Class L	$9.04

Institutional Class	$9.83

(a) Cost of investments	$1,130,605,374
(b) Cost of repurchase agreements	$32,525,334

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Bond Index Fund

INVESTMENT INCOME:
Interest	$12,893,000
Income from securities lending	25,052

Total Income	12,918,052

EXPENSES:
Management fees	2,013,275
Administrative services fees - Initial Class	197,570
Administrative services fees - Class L	9,718
Distribution fees - Class L	21,429

Total Expenses	2,241,992

Less amount waived by distributor - Class L	16

Net Expenses	2,241,976

NET INVESTMENT INCOME	10,676,076

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	2,916,007
Net change in unrealized depreciation on investments	(16,676,685)

Net Realized and Unrealized Loss	(13,760,678)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,084,602)

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Bond Index Fund

OPERATIONS:
Net investment income	$10,676,076	$20,049,652
Net realized gain	2,916,007	5,673,187
Net change in unrealized appreciation (depreciation)	(16,676,685)	31,550,799

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,084,602)	57,273,638

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,417,081)	(20,854,330)
Class L	(198,849)	(468,340)
Institutional Class	(4,031,647)	N/A

From net investment income	(9,647,577)	(21,322,670)

From net realized gains
Initial Class	–	(3,586,143)
Class L	–	(80,058)

From net realized gains	0	(3,666,201)

Total Distributions	(9,647,577)	(24,988,871)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	187,576,079	423,581,225
Class L	8,428,728	20,653,190
Institutional Class	817,168,543	N/A
Shares issued in reinvestment of distributions
Initial Class	5,417,081	24,440,473
Class L	198,849	548,398
Institutional Class	4,031,647	N/A
Shares redeemed
Initial Class	(867,710,633)	(497,175,988)
Class L	(7,387,989)	(10,799,639)
Institutional Class	(21,493,130)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	126,229,175	(38,752,341)

Total Increase (Decrease) in Net Assets	113,496,996	(6,467,574)

NET ASSETS:
Beginning of period	1,017,603,124	1,024,070,698

End of period(a)	$1,131,100,120	$1,017,603,124

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	13,597,547	31,186,398
Class L	914,050	2,256,287
Institutional Class	81,748,839	N/A
Shares issued in reinvestment of distributions
Initial Class	393,948	1,802,278
Class L	21,690	60,090
Institutional Class	409,304	N/A
Shares redeemed
Initial Class	(63,023,092)	(36,606,408)
Class L	(803,788)	(1,173,694)
Institutional Class	(2,172,919)	N/A

Net Increase (Decrease)	31,085,579	(2,475,049)

(a) Including undistributed net investment income:	$1,028,499	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Bond Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$13.67		$13.25		$13.91		$13.83		$13.29	$13.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.27	(a)	0.26	(a)	0.31	(a)	0.37	0.45
Net realized and unrealized gain (loss)	(0.16)		0.49		(0.61)		0.23		0.58	0.39

Total From Investment Operations	(0.03)		0.76		(0.35)		0.54		0.95	0.84

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.29)		(0.25)		(0.35)		(0.37)	(0.45)
From net realized gains	–		(0.05)		(0.06)		(0.11)		(0.04)	(0.20)

Total Distributions	(0.11)		(0.34)		(0.31)		(0.46)		(0.41)	(0.65)

NET ASSET VALUE, END OF PERIOD	$13.53		$13.67		$13.25		$13.91		$13.83	$13.29

TOTAL RETURN(b)	(0.24%)	(c)	5.76%		(2.51%)		3.90%		7.21%	6.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$328,955		$1,002,592		$1,019,620		$846,480		$646,842	$438,040
Ratio of expenses to average net assets	0.50%	(d)	0.50%		0.50%		0.50%		0.50%	0.50%
Ratio of net investment income to average net assets	1.92%	(d)	2.00%		1.91%		2.24%		2.87%	3.43%
Portfolio turnover rate(e)	20%	(c) (f)	57%		35%		44%		29%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occured during the period. Excluding these transactions, the portfolio turnover would have been 19%.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011(a)
Great-West Bond Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.17		$9.00		$9.61		$9.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.16	(b)	0.16	(b)	0.19	(b)	0.48
Net realized and unrealized gain (loss)	(0.11)		0.33		(0.43)		0.16		(0.17)

Total From Investment Operations	(0.03)		0.49		(0.27)		0.35		0.31

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.27)		(0.28)		(0.42)		(0.48)
From net realized gains	–		(0.05)		(0.06)		(0.11)		(0.04)

Total Distributions	(0.10)		(0.32)		(0.34)		(0.53)		(0.52)

NET ASSET VALUE, END OF PERIOD	$9.04		$9.17		$9.00		$9.61		$9.79

TOTAL RETURN(c) (d)	(0.33%)	(e)	5.51%		(2.79%)		3.65%		3.15%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$15,996		$15,011		$4,451		$1,504		$470
Ratio of expenses to average net assets
Before waiver	0.75%	(f)	0.75%		0.75%		0.75%		0.75%	(f)
After waiver	0.75%	(f)	0.75%		0.75%		0.75%		0.73%	(f)
Ratio of net investment income to average net assets
Before waiver	N/A		N/A		1.67%		1.96%		2.41%	(f)
After waiver	1.66%	(f)	1.74%		1.67%		1.96%		2.43%	(f)
Portfolio turnover rate(g)	20%	(e) (h)	57%		35%		44%		29%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occured during the period. Excluding these transactions, the portfolio turnover would have been 19%.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)(a)
Great-West Bond Index Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss	(0.16)

Total From Investment Operations	(0.12)

LESS DISTRIBUTIONS:
From net investment income	(0.05)

Total Distributions	(0.05)

NET ASSETS VALUE, END OF PERIOD	$9.83

TOTAL RETURN(c)	(1.19%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$786,149
Ratio of expenses to average net assets	0.15%	(e)
Ratio of net investment income to average net assets	2.21%	(e)
Portfolio turnover rate(f)	20%	(d) (g)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occured during the period. Excluding these transactions, the portfolio turnover would have been 19%.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2015

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

U.S. Government Agency Notes and Bonds, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2015

As of June 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Dollar Rolls

The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At June 30, 2015, there were no mortgage dollar rolls held.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of

Semi-Annual Report - June 30, 2015

limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$	1,163,253,100

Gross unrealized appreciation on investments		16,412,298
Gross unrealized depreciation on investments		(10,766,006)

Net unrealized appreciation on investments	$	5,646,292

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.15% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in

Semi-Annual Report - June 30, 2015

consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $76,201,142 and $36,631,278, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $269,350,971 and $173,777,597, respectively.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $31,723,089 and received collateral of $32,525,334 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

The following table summarizes the collateral pledged by the Fund under the securities lending agreement by class of investment as of June 30, 2015. Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Securities lending transactions	Total(a)
Corporate Bonds and Notes	$5,661,223
Foreign Government Bonds and Notes	7,702,512
U.S. Government Agency Bonds and Notes	7,488,557
U.S. Treasury Bonds and Notes	10,870,797

Total secured borrowings	$31,723,089

(a) The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

5. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Bond Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.

The Board noted that the Fund underperformed its index for the one-, three-, five- and ten-year periods ended December 31, 2014 primarily due to the Fund’s expenses and the Fund was in the second, fourth, fourth and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2014, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board considered the Fund’s improved short-term performance relative to its peers and the Fund’s performance gross of fees relative to its index for the one-, three-, five- and ten-year periods ended December 31, 2014, noting that the Fund’s performance was better than the index for all such periods. The Board also considered the Fund’s three-star Morningstar rating as of December 31, 2014, and determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were greater than the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was greater than the average and the median expense ratio of its peer group and greater than the average and the median expense ratio of its peer universe (by 1 basis point) and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

      (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

      (3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015